Cover	Jul. 22, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 22, 2021
Entity Registrant Name	Sema4 Holdings Corp.
Entity Central Index Key	0001818331
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39482
Entity Tax Identification Number	85-1966622
Entity Address, Address Line One	333 Ludlow Street, North Tower, 8th Floor
Entity Address, City or Town	Stamford,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	800
Local Phone Number	298-6470
Entity Information, Former Legal or Registered Name	CM Life Sciences, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A to the Original 8-K (this “Amendment” and the Original 8-K, as amended by this Amendment, this “Report”) is being filed to (a) provide updated financial statements including (i) the unaudited financial statements of Sema4 for the three and six months ended June 30, 2021, and (ii) the pro forma financial statements for the combined entities as of and for the three and six months ended June 30, 2021 and for the year ended December 31, 2020, and (b) amend the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations” which was part of the Form 10 information disclosed under and incorporated by reference to Item 2.01 to the Original 8-K to reflect such unaudited financial statements.
Former Address
Affiliate, Collateralized Security [Line Items]
Entity Address, Address Line One	667 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Class A common stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SMFR
Security Exchange Name	NASDAQ
Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	SMFRW
Security Exchange Name	NASDAQ